RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2025
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

	March 31, 2025	March 31, 2024
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	242,569	134,251
United Mineral Services Ltd.	30,173	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	278,238	147,333

(a) Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 9 includes the details of a director’s loan. Note 7(b) and 7(c) includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the directors of the Company.

During the years ended March 31, 2025 and 2024, the Company’s President, Chief Executive Officer and Director and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (Note 12(b)).

During the years ended March 31, 2025, the Company recorded share-based compensation expense of $263,523 (March 31, 2024 - $316,771) in relation to 6,600,000 (March 31, 2024 – 7,450,000) stock options issued to directors and officers of the Company in the prior year (Note 11 (b)).

During the years ended March 31, 2025, the Company incurred fees totaling $66,857 (March 31, 2024 -$62,810) in respect of services provided by the Chief Financial Officer.

(b) Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and it is at Amarc’s discretion that HDSI provides certain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain cost effective technical, geological, corporate communications, regulatory compliance, and administrative and management services to the

Company, on a non-exclusive basis as needed and as requested by the Company and as available from HDSI (the “Services Agreement”). As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. The Company benefits from the economies of scale created by HDSI which itself serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs include, for example, capital market advisory services, communication services and office supplies. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Years ended March 31,
	2025	2024	2023
(rounded to the nearest thousand CAD)	($)	($)	($)
Services received from HDSI and as requested by the Company	1,977,000	1,278,000	993,000
Information technology – infrastructure and support services	84,000	62,000	60,000
Office rent	53,000	45,000	41,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	271,000	329,000	193,000
Total	2,385,000	1,714,000	1,287,000

(c) United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests. During the year ended March 31, 2025, the Company incurred fees of $41,938 (2024 - $8,563) in respect of geological services provided by UMS.